UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Candlewood Capital Management, LLC

Address:  47 Hulfish Street
          Suite 210
          Princeton, New Jersey 08542

13F File Number: 28-10028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jill Peer Weiner
Title:  Operations Analyst
Phone:  (609) 688-3515

Signature, Place and Date of Signing:


/s/ Jill Peer Weiner              Princeton, NJ               May 12, 2003
-----------------------     --------------------------    --------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  63

Form 13F Information Table Value Total: $ 468,146
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

      Form 13F INFORMATION TABLE
Number of Other Included Managers:                                         0
Form 13F Information Table Entry Total:                                    63
Form 13F Information Table Value Total              (in thousands):   $468,146

List of Other Included Managers:                                          None

No.    Form 13F File Number:                  Name:
------------------------------------------------------------------------------

1      028-                                   Candlewood Capital Partners, LLC

                     31-Mar-03


                                                     FORM 13F INFORMATION TABLE
                                                                                              Invst-                      Voting
                                                            Market                            ment   Other               Authority
                                                             Value                 Sh/  PUT/  Dis    Man-              ------------
    Investment Description       Asset Class     Cusip    (in 000's)   Quantity    Prn  CALL  cretn  agers    Sole     Shared  None
    ----------------------       -----------     -----    ---------    --------    ---  ----  -----  -----    ----     ------  ----
MC CLATCHY COMPANY (HLDG CO)     Cl A          579489105     3,789       70,700    SH          Sole            70,700     0      0
SINCLAIR BROADCAST GROUP INC     Cl A          829226109    15,625    1,987,850    SH          Sole         1,987,850     0      0
ABITIBI-CONSOLIDATED INC         Common Stock  003924107    10,280    1,479,200    SH          Sole         1,479,200     0      0
AIRGAS INC                       Common Stock  009363102    16,045      866,845    SH          Sole           866,845     0      0
ALCON INC                        Common Stock  H01301102    18,127      441,900    SH          Sole           441,900     0      0
AMR CORP (DEL)                   Common Stock  001765106     1,609      766,000    SH          Sole           766,000     0      0
ARTISOFT INC                     Common Stock  04314L106       291      808,700    SH          Sole           808,700     0      0
BAKER HUGHES INC                 Common Stock  057224107     3,741      125,000    SH          Sole           125,000     0      0
BALLARD POWER SYSTEMS INC        Common Stock  05858H104     5,403      575,400    SH          Sole           575,400     0      0
BINDVIEW DEVELOPMENT CORP        Common Stock  090327107     2,143    1,648,500    SH          Sole         1,648,500     0      0
CABOT MICROELECTRONICS CORP      Common Stock  12709P103     3,848       91,750    SH          Sole            91,750     0      0
CALPINE CORPORATION              Common Stock  131347106     3,887    1,178,000    SH          Sole         1,178,000     0      0
CIENA CORPORATION                Common Stock  171779101     7,342    1,680,000    SH          Sole         1,680,000     0      0
COMPUTER MOTION INC              Common Stock  205253107       468      140,500    SH          Sole           140,500     0      0
COTT CORPORATION QUE             Common Stock  22163N106    10,413      593,350    SH          Sole           593,350     0      0
CSX CORP                         Common Stock  126408103     6,505      228,100    SH          Sole           228,100     0      0
CYTYC CORPORATION                Common Stock  232946103     6,558      502,500    SH          Sole           502,500     0      0
DRS TECHNOLOGIES, INC.           Common Stock  23330X100    27,950    1,117,545    SH          Sole         1,117,545     0      0
DYNEGY INC                       Cl A          26816Q101     5,462    2,092,700    SH          Sole         2,092,700     0      0
ENGELHARD CORP                   Common Stock  292845104     8,583      400,700    SH          Sole           400,700     0      0
ENSCO INTERNATIONAL INC          Common Stock  26874Q100     3,492      136,900    SH          Sole           136,900     0      0
FLEET BOSTON FINANCIAL CORP      Common Stock  339030108    10,665      446,600    SH          Sole           446,600     0      0
GENERAL GROWTH PROPERTIES INC    Common Stock  370021107     6,760      125,300    SH          Sole           125,300     0      0
GLOBALSANTAFE CORP               Common Stock  G3930E101     3,857      186,800    SH          Sole           186,800     0      0
GOLDMAN SACHS GROUP, INC.(THE)   Common Stock  38141G104     8,197      120,400    SH          Sole           120,400     0      0
GOODYEAR TIRE & RUBBER CO        Common Stock  382550101    15,531    3,004,100    SH          Sole         3,004,100     0      0
HENRY SCHEIN INC                 Common Stock  806407102    17,950      398,000    SH          Sole           398,000     0      0
HERSHEY FOODS CORP.              Common Stock  427866108    29,729      474,450    SH          Sole           474,450     0      0
HOLLYWOOD ENTERTAINMENT CORP     Common Stock  436141105    19,919    1,245,700    SH          Sole         1,245,700     0      0
IMCLONE SYS INC                  Common Stock  45245W109     7,048      426,100    SH          Sole           426,100     0      0
INTUITIVE SURGICAL INC           Common Stock  46120E107       954      147,700    SH          Sole           147,700     0      0
JDS UNIPHASE CORPORATION         Common Stock  46612J101     3,260    1,143,700    SH          Sole         1,143,700     0      0
JOHNSON & JOHNSON                Common Stock  478160104    22,268      384,800    SH          Sole           384,800     0      0
JOURNAL REGISTER CO              Common Stock  481138105     5,819      381,300    SH          Sole           381,300     0      0
JUNIPER NETWORKS INC             Common Stock  48203R104     2,903      355,330    SH          Sole           355,330     0      0
KEY ENERGY SERVICES INC          Common Stock  492914106     4,150      411,700    SH          Sole           411,700     0      0
LEAR CORPORATION                 Common Stock  521865105    10,386      293,800    SH          Sole           293,800     0      0
LEVEL 3 COMMUNICATIONS INC       Common Stock  52729N100    10,116    1,960,400    SH          Sole         1,960,400     0      0
LUCENT TECHNOLOGIES INC          Common Stock  549463107     3,291    2,239,100    SH          Sole         2,239,100     0      0
MCDATA CORP CMN                  Class B       580031102     5,308      610,100    SH          Sole           610,100     0      0
MILLENNIUM PHARMACEUTICALS INC   Common Stock  599902103     2,389      304,000    SH          Sole           304,000     0      0
MODEM MEDIA INC CMN              Class A       607533106     3,118    1,423,900    SH          Sole         1,423,900     0      0
MONSANTO COMPANY                 Common Stock  61166W101     7,109      433,500    SH          Sole           433,500     0      0
NABORS INDUSTRIES LTD            Common Stock  G6359F103     3,839       96,300    SH          Sole            96,300     0      0
NAPRO BIOTHERAPEUTICS INC        Common Stock  630795102       160      245,500    SH          Sole           245,500     0      0
NASDAQ 100 TR                    Unit Ser 1    631100104    11,284      446,900    SH          Sole           446,900     0      0
NETFLIX COM INC                  Common Stock  64110L106     1,404       69,000    SH          Sole            69,000     0      0
NETWORK ASSOCIATES INC           Common Stock  640938106     5,022      363,685    SH          Sole           363,685     0      0
NEWMONT MNG CORP HLDNG CO        Common Stock  651639106     6,857      262,200    SH          Sole           262,200     0      0
NORTEL NETWORKS CORP             Common Stock  656568102     2,173    1,044,600    SH          Sole         1,044,600     0      0
NOVELLUS SYSTEMS INC             Common Stock  670008101     5,787      212,223    SH          Sole           212,223     0      0
OLIN CORP NEW $1 PAR             Com Par $1    680665205    11,625      639,800    SH          Sole           639,800     0      0
OM GROUP INC                     Common Stock  670872100     7,076      808,650    SH          Sole           808,650     0      0
OSHKOSH TRUCK CORPORATION        Common Stock  688239201    14,672      235,500    SH          Sole           235,500     0      0
ROCKWELL AUTOMATION INC          Common Stock  773903109    12,602      608,800    SH          Sole           608,800     0      0
ST. JOE COMPANY                  Common Stock  790148100     6,727      247,300    SH          Sole           247,300     0      0
STANDARD & POORS DEP RCPTS SPDR  Common Stock  78462F103    11,296      133,300    SH          Sole           133,300     0      0
STEWART & STEVENSON SVCS         Common Stock  860342104     2,236      205,100    SH          Sole           205,100     0      0
STONE CONTAINER CORPORATION      Common Stock  832727101     7,831      587,911    SH          Sole           587,911     0      0
US SEARCH.COM INC                Common Stock  903404101     4,900    7,656,071    SH          Sole         7,656,071     0      0
UTSTARCOM INC                    Common Stock  918076100     4,698      235,000    SH          Sole           235,000     0      0
WILLIAMS COMPANIES INC. (THE)    Common Stock  969457100     2,377      519,100    SH          Sole           519,100     0      0
XILINX INCORPORATED              Common Stock  983919101     2,706      115,600    SH          Sole           115,600     0      0
                                                          $468,146
                                                          --------

03180.0001 #403118.